Derivative Financial Instruments - Additional Information (Detail) € in Thousands, SFr in Thousands	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2018 MXN ($) Exchange_Rate Agreement	Dec. 31, 2018 USD ($) Exchange_Rate	Dec. 31, 2017 MXN ($) Exchange_Rate	Dec. 31, 2016 MXN ($)	Nov. 30, 2023 MXN ($)	Jan. 31, 2021 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 MXN ($)	Jun. 30, 2019 MXN ($)	Dec. 31, 2018 USD ($) Agreement	Dec. 31, 2018 EUR (€) Agreement	Dec. 31, 2018 CHF (SFr) Agreement	Apr. 02, 2018 MXN ($)	Mar. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 31, 2017 MXN ($)	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss					$ (254,012,743,000)
Percentage of company's total financial assets may be denominated in a currency other than its functional currency		5.00%	5.00%
Confidence level percentage		95.00%	95.00%
Net loss		$ (180,419,837,000)	$ (9,166,323,000)	$ (280,850,619,000)	$ (191,144,342,000)
Increase decrease in exchange rate		10.00%	10.00%	10.00%	10.00%
Increase in occurs of crude oil hedge			$ (19,651)
Net gain (loss) of derivative financial instrument		$ (22,258,613,000)		$ 25,338,324,000	$ (14,000,987,000)
Net fair value of derivative financial instruments		6,487,032,000		12,367,475,000
Derivative financial instruments designated as hedges		0		0
Increase [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		(192,025,000)		(149,669,000)	(124,512,000)
Decrease [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ (192,025,000)		$ (149,669,000)	$ (124,512,000)
Us Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate		19.6829	19.6829	19.7867
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate		22.5054	22.5054	22.3109
U.S [member]
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate		19.6829		19.7867								19.6829	19.6829	19.6829			19.7867	19.7867
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines			$ 700,000,000
Liquidity risk mitigation amount through bilateral credit lines			$ 500,000,000
P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points		10	10
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges		25.00%	25.00%	25.00%	25.00%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar		1.00%	1.00%
P.M.I. Holdings, B.V. [member] | Twenty five basis points higher [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 649,339,000		$ 704,011,000	$ 841,024,000
P.M.I. Holdings, B.V. [member] | Twenty five basis points lower [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 649,339,000		$ 704,011,000	841,024,000
PMI Trading Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage		99.00%	99.00%
VaR recorded												$ (8,687)					$ (8,789)
PMI Trading Ltd [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded												(2,903)
PMI Trading Ltd [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded												$ (26,533)
Pemex industrial transformation [member]
Disclosure of detailed information about financial instruments [line items]
Percent of overdue accounts over total sales		1.00%	1.00%
Exchange rate | Exchange_Rate		19.6829	19.6829	19.7867
Pemex industrial transformation [member] | Exempted credit line [member]
Disclosure of detailed information about financial instruments [line items]
Fair value for client with credit lines		$ 143
Amount of credit lines		$ 21,391
Percentage of available credit lines		1.00%	1.00%
Pemex industrial transformation [member] | Guaranteed credit line [member]
Disclosure of detailed information about financial instruments [line items]
Fair value for client with credit lines		$ 134
Amount of credit lines		$ 1,000
Percentage of available credit lines		13.00%	13.00%
Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued																	$ 450,000,000
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued | €																		€ 4,250,000
Net foreign exchange gain		$ 23,659,480,000		$ 23,184,122,000
Net foreign exchange loss					$ (254,012,743,000)
Proportion of net foreign exchange loss		89.77%	89.77%
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | U.S [member]
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate		19.6829		19.7867	20.6640							19.6829	19.6829	19.6829			19.7867	19.7867		17.2065
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain		$ 19,762,208,000		$ 16,685,439,000
Net foreign exchange loss					$ (243,182,764,000)
Peso teasury portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio		(17,190)
Fondo laboral pemex portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued															$ 2,551,668,000	$ 2,551,024,000			$ 1,562,288,000
Fondo laboral pemex portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio		0
U.S. Dollar Treasury Portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio		0
Embedded derivatives [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) of derivative financial instrument		$ 3,142,662,000
Interest rate risk [member] | Interest rate swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount												$ 56,692,000
Interest rate of derivative instrument		4.17%										4.17%	4.17%	4.17%
Weighted average term of derivative instrument		3 years 4 months 28 days	3 years 4 months 28 days
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged	409,000	320,000	320,000	440,000
Amount of barrels hedged	133,503,000	149,588,000		449,898,000								149,588,000	149,588,000	149,588,000			449,898,000	449,898,000
Twenty day delta gamma risk analysis [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage		95.00%	95.00%
Number of observations		500	500
Risk expiring in june two thousand and nineteen [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk						$ 9,000,000,000	$ 1,950,000,000	$ 3,250,000,000	$ 1,500,000,000	$ 20,000,000,000	$ 3,500,000,000
PEMEX [member] | Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount													€ 3,150,000	SFr 365,000
PEMEX [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt		15.30%	15.30%
PEMEX [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | Agreement		4										4	4	4
Aggregate notional amount												$ 1,401,250
Interest rate of derivative instrument		2.35%										2.35%	2.35%	2.35%
Weighted average term of derivative instrument		6 years 3 months 14 days	6 years 3 months 14 days
PEMEX [member] | Exchange rate risk [member] | Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Philippines, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount		$ 6,844,866,000
PEMEX [member] | Exchange rate risk [member] | Inflation risk [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Philippines, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount				$ 6,291,969,000